MINERAL PROPERTY, PLANT AND EQUIPMENT (Tables)	12 Months Ended
Dec. 31, 2023
MINERAL PROPERTY, PLANT AND EQUIPMENT
Schedule of Exploration and Evaluation Assets
Year ended December 31, 2023	Mineral Property Interest [1]	Plant and Equipment [3]	Total
Cost
Beginning Balance	$97,078	$2,435	$99,513
Additions	–	16	16
Disposal of plant and equipment	–	(6)	(6)
Disposal of mineral property interest [2]	(2,761)	–	(2,761)
Derecognition of right-of-use asset	–	(196)	(196)
Ending balance	94,317	2,249	96,566

Accumulated depreciation
Beginning Balance	–	(2,129)	(2,129)
Depreciation charge for the period [3]	–	(164)	(164)
Derecognition on disposal of plant and equipment	–	6	6
Derecognition of right-of-use asset	–	191	191
Ending balance	–	(2,096)	(2,096)

Foreign currency translation difference
Beginning Balance	29,922	225	30,147
Movement from derecognition of right-of-use asset	–	(3)	(3)
Movement for the period	(2,764)	1	(2,763)
Ending balance	27,158	223	27,381

Net carrying value – December 31, 2023	$121,475	$376	$121,851
Year ended December 31, 2022	Mineral Property Interest [1]	Plant and Equipment [3]	Total
Cost
Beginning Balance	$112,541	$2,412	$114,953
Addition	–	31	31
Disposal of plant and equipment	–	(8)	(8)
Disposal of mineral property interest [2]	(15,463)	–	(15,463)
Ending balance	97,078	2,435	99,513

Accumulated depreciation
Beginning Balance	–	(1,877)	(1,877)
Depreciation charge for the year [4]	–	(260)	(260)
Derecognition on disposal of plant and equipment	–	8	8
Ending balance	–	(2,129)	(2,129)

Foreign currency translation difference
Beginning Balance	21,079	184	21,263
Movement for the year	8,843	41	8,884
Ending balance	29,922	225	30,147

Net carrying value – December 31, 2022	$127,000	$531	$127,531

Schdule of right of use assets
Year ended December 31, 2023	Land and Buildings	Equipment	Total
Cost
Beginning	$1,024	$32	$1,056
Addition	–	16	16
Derecognition of ROU Asset	(196)	–	(196)
Ending balance	828	48	876

Accumulated depreciation
Beginning balance	(510)	(30)	(540)
Depreciation charge for the period [4]	(147)	(4)	(151)
Derecognition of ROU Asset	191	–	191
Ending balance	(466)	(34)	(500)

Foreign currency translation difference
Beginning balance	2	(1)	1
Movement from derecognition of ROU Asset	5	–	5
Movement for the period	(9)	(1)	(10)
Ending balance	(2)	(2)	(4)

Net carrying value – December 31, 2023	$360	$12	$372